Summary of Company Subsidiaries and Its Consolidated Variable Interest Entities (Parenthetical) (Detail)	Jul. 07, 2016	Aug. 10, 2014
Foshan Zhuoyi Intelligence Date Co., Ltd. ("FS Zhuoyi")
Business Acquisition [Line Items]
Business acquisition, equity interests acquired	100.00%
Dermot Entities
Business Acquisition [Line Items]
Business acquisition, equity interests acquired		100.00%